Cover	Sep. 12, 2024
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Registration Statement on Form S-1 (File No. 333-281834) is being filed to amend certain information in the section titled “Selling Stockholders” contained in the prospectus.
Entity Registrant Name	IMUNON, INC.
Entity Central Index Key	0000749647
Entity Tax Identification Number	52-1256615
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	997 Lenox Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Lawrenceville
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08648
City Area Code	(609)
Local Phone Number	896-9100
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	997 Lenox Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Lawrenceville
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08648
City Area Code	(609)
Local Phone Number	896-9100
Contact Personnel Name	Michael H. Tardugno